Convertible Debenture - Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of outstanding convertible notes payable to related party
December 31, 2018	December 31, 2017
Convertible debenture – related party at beginning of period	$19,055	$17,287
Forgiveness	(19,999)	-
Accumulated interest	944	1,768
Convertible debenture – related party at end of period	$-	$19,055

Summary of changes in notes payable to related party
	At September 30, 2019	At December 31, 2018
Note Payable	$-	$100,000
Accrued interest	$19,438	$17,688

Convertible Notes Payable Related Party[Member]
Summary of changes in notes payable to related party
December 31, 2018

Notes payable – related party at beginning of period	$437,500
Reclassification of accrued interest to note balance	39,725
Borrowings on notes payable – related party	41,000
Beneficial conversion feature	(518,225)
Reclassification to paid in capital of beneficial conversion for conversion to common stock	492,745
Conversion to common stock	(484,650)
Repayments	(16,715)
Amortization of beneficial conversion feature	25,480
Notes payable – related party	$16,860
Accrued interest	$1,816

Convertible Notes Payable Related Party One[Member]
Summary of changes in notes payable to related party

	December 31, 2018	December 31, 2017
Notes payable at beginning of period	$68,969	$-
Borrowings on notes payable	-	65,500
Beneficial conversion	(68,696)	-
Amortization of beneficial conversion feature	68,696	-
Notes payable – related party	$68,969	$65,500

Accrued interest	$3,571	$3,469